Leases (Details 1) $ in Thousands	Dec. 31, 2023 USD ($)
Leases
2024	$ 819
2025	773
2026	650
2027	612
2028	510
Thereafter	2,115
Total	5,479
Less: imputed interest	(647)
Operating lease liability	$ 4,832